Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

SEMI-ANNUAL REPORT

December 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

December 31, 2001 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--96.2%[2]
	Alabama--4.3%
$978,032	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		$1,006,815
4,000,000	Huntsville, AL, UT GO Warrants, 5.375%, 12/1/2003	NR		4,019,520
1,275,000	Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds, (Series 2000A), 5.50% (Coffee Health Group), 7/1/2006	AAA		1,362,529
1,190,000	Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds, (Series 2000A), 5.50% (Coffee Health Group), 7/1/2005	AAA		1,267,564
2,000,000	Mobile, AL IDB, (Series 1994A), 3.75% TOBs (International Paper Co.), Optional Tender 6/1/2002	BBB		2,014,180

	TOTAL			9,670,608

	Alaska--3.6%
3,000,000	Alaska State Housing Finance Corp., State Capital Project Revenue Bonds, (Series 2001A), 5.00%, 12/1/2006	AAA		3,166,170
1,260,000	Anchorage, AK, UT GO Bonds, (Series B), 5.00% (FGIC INS), 12/1/2003	AAA		1,320,379
3,500,000	Valdez, AK Marine Terminal, (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	BBB+		3,500,000

	TOTAL			7,986,549

	Arizona--3.2%
2,000,000	Arizona State Transportation Board, Grant Anticipation Notes, (Series 2001A), 5.25%, 1/1/2007	AAA		2,128,580
3,000,000	Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds, (Series 2000), 5.00% (Maricopa County Regional Area Road Fund), 7/1/2003	AA		3,114,030
2,000,000	Maricopa County, AZ Pollution Control Corp., Refunding Revenue Bonds, (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB		2,001,260

	TOTAL			7,243,870

	Arkansas--0.9%
1,000,000	Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2002	BBB		1,000,550
940,000	Arkansas Development Finance Authority, SFM Revenue Bonds, (Series 1997A-R), 6.50% (MBIA INS), 2/1/2011	AAA		984,387

	TOTAL			1,984,937

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Colorado--1.2%
$555,000	Colorado HFA, SFM Revenue Bonds, (Series C-1), 7.65%, 12/1/2025	Aa2		$591,463
232,000	Colorado HFA, SFM Program Senior Bonds, (Series 1998C-2), 4.50%, 11/1/2005	Aa2		234,912
135,000	Colorado HFA, SFM Program Subordinate Bonds, (Series 1998B), 4.625%, 11/1/2005	A1		137,493
500,000	Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.50% (Parkview Medical Center), 9/1/2002	Baa1		502,300
500,000	Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.75% (Parkview Medical Center), 9/1/2003	Baa1		506,060
640,000	Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	Baa1		652,269

	TOTAL			2,624,497

	District of Columbia--0.5%
1,200,000	District of Columbia, Revenue Bonds, (Series 1999), 5.30% TOBs (819 7th Street, LLC Issue)/(Branch Banking & Trust Co, Winston-Salem LOC), Mandatory Tender 10/1/2004	A		1,242,060

	Florida--2.4%
1,095,000	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA INS), 7/1/2019	AAA		1,120,448
500,000	Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds, (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 5/15/2005	BB		474,760
1,885,000	Miami-Dade County, FL School District, COPS, (Series A), 5.25%, 10/1/2006	AAA		2,019,155
1,600,000	Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds, (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2004	A+		1,665,280

	TOTAL			5,279,643

	Hawaii--2.3%
5,000,000	Hawaii State, UT GO Bonds, (Series CN), 6.25% (FGIC INS), 3/1/2002	AAA		5,038,600

	Illinois--5.8%
1,585,000	Broadview, IL, Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	BBB		1,594,431
640,000	Chicago, IL SFM Revenue Bonds, (Series A-1), 4.85% (GNMA COL), 3/1/2015	Aaa		658,733
1,030,000	Illinois Health Facilities Authority, Revenue Bonds, (Series 1998), 5.25% (Centegra Health System), 9/1/2003	A-		1,060,653
1,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, (Series A), 4.80% (Advocate Health Care Network)/(Original Issue Yield: 4.90%), 8/15/2002	AA		1,014,990
2,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, (Series A), 5.00% (Advocate Health Care Network), 8/15/2003	AA		2,065,000
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Illinois--continued
$1,000,000	Illinois State, UT GO Bonds, (First Series of December 2000), 5.50%, 12/1/2004	AA		$1,070,020
2,000,000	Illinois State, UT GO Bonds, (Series 2000), 5.25%, 8/1/2003	AA		2,087,200
3,050,000	Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50%, 12/30/2007	AAA		3,297,813

	TOTAL			12,848,840

	Indiana--3.2%
1,000,000	Indiana Development Finance Authority, Refunding Revenue Bonds, (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+		1,002,510
1,200,000	Indiana Health Facility Financing Authority, Health System Revenue Bonds, (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2004	Aa3		1,247,928
3,900,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, (Series 1996A), 4.75% (Clarian Health Partners, Inc.)/(Original Issue Yield: 4.85%), 2/15/2002	AA		3,912,675
855,000	Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%, 1/1/2029	Aaa		873,964

	TOTAL			7,037,077

	Iowa--0.9%
1,880,000	Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds, (Series 2001), 5.00%, 8/1/2004	AAA		1,973,944

	Kansas--3.2%
2,000,000	Burlington, KS, Environmental Improvement Revenue Bonds Bonds, (Series B), 3.25% TOBs (Kansas City Power And Light Co.), Optional Tender 8/30/2002	BBB+		2,004,280
2,000,000	La Cygne, KS, Environmental Improvement Revenue Bonds, 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	A-		1,991,900
535,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 4.70% (GNMA COL), 12/1/2008	Aaa		538,435
1,750,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	Aaa		1,800,523
285,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, (Series 1997A-2), 4.90% (GNMA COL), 6/1/2016	Aaa		292,413
420,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, (Series 2001B-1), 4.00% (GNMA/FNMA COL), 12/1/2013	Aaa		424,742

	TOTAL			7,052,293

	Kentucky--0.8%
1,710,000	Kentucky Infrastructure Authority, Revenue Bonds, (Series 2001A), 4.00%, 6/1/2004	AA-		1,751,348

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Louisiana--6.6%
$1,000,000	Bastrop, LA IDB, PCR Bond, (Series 1984 A), 3.60% TOBs (International Paper Co.), Optional Tender 4/15/2002	BBB		$1,000,300
1,000,000	Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB		1,026,860
2,200,000	Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		2,331,428
1,955,000	Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana Pacific Corporation Project)/(Hibernia National Bank LOC), 5/1/2004	A3		1,997,384
2,710,000	Louisiana PFA, Health & Education Capital Facilities Revenue Bonds, (Series A), 5.00% TOBs (AMBAC INS), Mandatory Tender 6/1/2002	AAA		2,740,894
2,000,000	Louisiana State Energy & Power Authority, Refunding Revenue Bonds, (Series 2000), 5.25% (Rodemacher Unit No. 2 Project), 1/1/2003	AAA		2,069,000
1,000,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds, (Series 1999A), 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2002	BBB-		1,005,820
2,500,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds, (Series 1999C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-		2,559,300

	TOTAL			14,730,986

	Maryland--0.4%
1,000,000	Prince Georges County, MD, IDRB, (Series 1993), 4.25% TOBs (International Paper Co.), Optional Tender 7/15/2002	BBB		1,000,120

	Massachusetts--3.1%
3,000,000	Commonwealth of Massachusetts, UT GO Refunding Bonds, (Series A), 5.25%, 1/1/2008	AA-		3,185,970
2,495,000	Massachusetts HEFA, Revenue Bonds, (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		2,557,450
1,060,000	Massachusetts HEFA, Revenue Bonds, (Series C), 5.00% (Milton Hospital), 7/1/2004	BBB+		1,092,489

	TOTAL			6,835,909

	Michigan--3.6%
2,500,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA		2,674,850
1,100,000	Michigan State Building Authority, State Police Communications Revenue Bonds, 5.25%, 10/1/2007	AA+		1,172,842
1,005,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds, (Series 1998A), 4.70% (Hackley Hospital Obligated Group), 5/1/2004	A3		1,012,226
1,265,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2003	AA-		1,324,771
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Michigan--continued
$1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-		$1,054,820
820,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds, (Series 1998A), 4.40% (McLaren Health Care Corp.)/ (Original Issue Yield: 4.45%), 6/1/2004	A1		836,843

	TOTAL			8,076,352

	Missouri--1.4%
1,500,000	Missouri Highways & Transportation Commission, State Road Bonds, (Series 2000A), 5.25%, 2/1/2005	AA		1,591,830
1,500,000	Missouri Highways & Transportation Commission, State Road Bonds, (Series 2000A), 5.25%, 2/1/2006	AA		1,599,675

	TOTAL			3,191,505

	Nevada--1.4%
3,000,000	Clark County, NV School District, LT GO Bonds, (Series 2001F), 5.00% (FSA INS), 6/15/2006	AAA		3,165,090

	New Jersey--0.9%
2,000,000	Cumberland County, NJ Utilities Authority, Project Notes, (Series 2000), 5.375%, 1/1/2002	NR		2,000,000

	New Mexico--0.6%
1,245,000	Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds, (Series 1996), 5.00%, 6/1/2003	A		1,276,038

	New York--4.9%
4,000,000	New York City, NY, UT GO Bonds, (Series 1991B), 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A		4,077,120
1,000,000	New York City, NY, UT GO Bonds, (Series D), 5.00%, 8/1/2006	A		1,045,090
1,000,000	New York City, NY, UT GO Bonds, (Series E), 5.00%, 8/1/2007	A		1,038,510
2,580,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	Aa1		2,588,230
1,000,000	New York State Thruway Authority, Highway and Bridge Transportation Fund Revenue Bd., Series B-1, 5.50% (MBIA INS), 4/1/2004	AAA		1,058,100
1,185,000	Niagara Falls, NY City School District, COPS (Series 1998), 5.625%, 6/15/2003	BBB-		1,233,028

	TOTAL			11,040,078

	North Carolina--2.6%
2,000,000	North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds, (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB		2,048,740
1,000,000	North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds, (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB		1,030,400
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	North Carolina--continued
$1,665,000	North Carolina HFA, SFM Revenue Bonds, (Series 1997TT), 4.90%, 9/1/2024	AA		$1,675,040
1,000,000	North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.90% (Catawba Electric)/ (Original Issue Yield: 5.95%), 1/1/2003	BBB+		1,032,470

	TOTAL			5,786,650

	Ohio--5.8%
1,170,000	Franklin County, OH, Revenue Refunding Bonds, 4.35% (Capitol South Community Urban Redevelopment Corp.), 6/1/2003	NR		1,187,959
3,000,000	Hamilton County, OH, Local Cooling Facilities Revenue Bonds, (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		3,015,480
1,750,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds, (Series 1998), 4.30% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA		1,785,297
690,000	Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1997D-1), 4.85% (GNMA COL), 3/1/2015	Aaa		709,444
1,625,000	Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1998A-1), 4.60% (GNMA COL), 9/1/2026	AAA		1,654,591
1,000,000	Ohio State Air Quality Development Authority, Revenue Bonds, (Series 2001A), 3.70% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2002	BBB+		1,000,750
1,000,000	Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-		998,690
1,500,000	Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB		1,494,450
1,000,000	University of Cincinnati, OH, General Receipts Revenue Bonds, (Series A), 5.50%, 6/1/2006	AAA		1,075,860

	TOTAL			12,922,521

	Oklahoma--4.4%
3,600,000	Oklahoma HFA, SFM Revenue Bonds, (Series 1998D-2), 6.25% (GNMA COL), 9/1/2029	Aaa		3,816,504
2,000,000	Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA		2,048,600
2,000,000	Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA		2,058,680
2,000,000	Tulsa, OK Municipal Airport, Transportation Refunding Revenue Bonds, (Series 2000A), 5.80% TOBs (American Airlines, Inc.), Mandatory Tender 12/1/2004	BB		1,886,340

	TOTAL			9,810,124

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Oregon--0.9%
$1,000,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds, (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA		$1,039,250
1,000,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds, (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA		1,043,620

	TOTAL			2,082,870

	Pennsylvania--7.1%
5,000,000	Montgomery County, PA IDA, PCR Refunding Bonds, (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		5,223,400
1,500,000	Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds, (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-		1,544,265
200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+		211,220
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+		1,051,090
1,250,000	Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds, (Series 2001S), 5.50%, 6/1/2006	AAA		1,345,875
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds, (Series 2001S), 5.50%, 6/1/2007	AAA		1,077,510
2,000,000	Pennsylvania State University, Revenue Refunding Bonds, 5.00%, 3/1/2004	AA-		2,089,780
2,381,470	Philadelphia, PA Municipal Authority, Equipment Revenue Bonds, (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/ (AMBAC INS), 10/1/2004	AAA		2,506,354
825,000	Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BBB-		862,356

	TOTAL			15,911,850

	Tennessee--4.3%
1,000,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Multifamily Housing Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA COL), Mandatory Tender 2/1/2006	AAA		1,031,000
1,995,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds, (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA		2,077,633
2,085,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds, (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA		2,163,855
2,180,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds, (Series B), 4.50% (Vanderbilt University), 10/1/2007	AA		2,243,285
2,000,000	Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB		1,985,340

	TOTAL			9,501,113

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Texas--6.6%
$3,000,000	Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2006	BBB		$3,044,220
1,000,000	Brazos River Authority, TX, Revenue Refunding Bonds, (Series 1999C), 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB		1,016,900
2,000,000	Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB		1,982,660
1,500,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 5.25% (Memorial Hospital System), 6/1/2002	AAA		1,521,240
2,070,000	Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds, (Series 1997), 4.95% (United States Treasury GTD), 5/1/2021	AAA		2,166,938
3,000,000	Matagorda County, TX Navigation District Number One, PCR Refunding Bonds, (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+		2,991,000
750,000	Sabine River Authority, TX, PCR Refunding Revenue Bonds, (Series 2001C), 4.00% TOBs (Texas Utilities Electric Co.), Mandatory Tender 11/1/2003	BBB+		749,708
1,130,000	Tarrant County, TX Jr. College District, Refunding LT GO Bonds, (Series 2001A), 4.75%, 2/15/2004	AAA		1,174,375

	TOTAL			14,647,041

	Utah--0.8%
1,650,000	Alpine, UT School District, UT GO Bonds, 5.25%, 3/15/2006	Aaa		1,755,550

	Washington--6.0%
1,155,000	Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds, (Series 2000), 5.50%, 1/1/2005	AAA		1,229,902
2,065,000	Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds, (Series 2000), 5.50%, 1/1/2006	AAA		2,212,730
1,310,000	Spokane, WA, Refunding UT GO Bonds, 5.50%, 12/15/2007	AAA		1,408,735
1,680,000	Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds, (Series 1997B), 5.50% (AMBAC INS), 12/1/2002	AAA		1,735,927
2,500,000	Washington State Public Power Supply System, Nuclear Project No. 2 Revenue Refunding Bond, (Series 1997B), 5.50% (Energy Northwest), 7/1/2003	AA-		2,603,175
2,000,000	Washington State, Motor Vehicle Fuel Tax UT GO Bonds, (Series 2001D), 5.00%, 1/1/2008	AA+		2,087,860
2,000,000	Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005	AA+		2,128,220

	TOTAL			13,406,549

	Wisconsin--1.5%
3,335,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, (Series 1997), 4.70% (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue Yield: 4.85%), 2/15/2002	AAA		3,346,873

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Wyoming--1.0%
$2,150,000	Albany County, WY, PCR Bonds, (Series 1985), 3.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2002	BBB-		$2,171,650

	TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $211,597,797)			214,393,135

	SHORT-TERM MUNICIPAL SECURITIES--4.1%
	Florida--1.0%
2,300,000	Broward County, FL Resource Recovery, Refunding Revenue Bonds, (Series 2001A) (P Floats-PA 4817) Weekly VRDNs (Wheelabrator South Broward Inc.)/(Merrill Lynch & Co., Inc. LIQs)/(Merrill Lynch & Co., Inc. LOC)	AA-		2,300,000

	Georgia--0.5%
1,000,000	Bibb County, GA Development Authority, Environmental Improvement Revenue Bonds, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc. GTD)	BBB		1,000,000

	Indiana--1.1%
2,400,000	Lawrence, IN, EDR Bonds, (Series 1998) Weekly VRDNs (Lawrence Affordable Housing LLC)/(Bank One, Illinois, N.A. LOC)	A+		2,400,000

	Missouri--0.7%
1,490,000	Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	NR		1,490,000

	North Carolina--0.4%
965,000	Brunswick County, NC Industrial Facilities and PCFA Revenue Bonds, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	NR		965,000

	Tennessee--0.4%
1,000,000	Carter County, TN IDB Revenue Bonds, (Series 1983) Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB		1,000,000

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $9,155,000)			9,155,000

	TOTAL INVESTMENTS (IDENTIFIED COST $220,752,797)[3]			$223,548,135

1 Please refer to the Appendix of the Statement of Additional information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to the alternative minumum tax represent 20.1% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 The cost of investments for federal tax purposes amounts to $220,752,797. The net unrealized appreciation of investments on a federal tax basis amounts to $2,795,338, which is comprised of $3,117,916 appreciation and $322,578 depreciation at December 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($222,787,485) at December 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPS	--Certificates of Participation
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $220,752,797)		$223,548,135
Income receivable		2,936,091
Receivable for investments sold		200,000
Receivable for shares sold		683,167

TOTAL ASSETS		227,367,393

Liabilities:
Payable for investments purchased	$3,500,000
Payable for shares redeemed	12,500
Payable to bank	392,267
Income distribution payable	665,097
Accrued expenses	10,044

TOTAL LIABILITIES		4,579,908

Net assets for 21,687,194 shares outstanding		$222,787,485

Net Assets Consist of:
Paid in capital		$225,562,784
Net unrealized appreciation of investments		2,795,338
Accumulated net realized loss on investments		(5,570,637)

TOTAL NET ASSETS		$222,787,485

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$200,872,281 ÷ 19,553,643 shares outstanding		$10.27

Institutional Service Shares:
$21,915,204 ÷ 2,133,551 shares outstanding		$10.27

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 2001 (unaudited)

Investment Income:
Interest			$4,520,522

Expenses:
Investment adviser fee		$414,295
Administrative personnel and services fee		78,137
Custodian fees		7,322
Transfer and dividend disbursing agent fees and expenses		25,861
Directors'/Trustees' fees		6,238
Auditing fees		11,957
Legal fees		1,903
Portfolio accounting fees		39,055
Distribution services fee--Institutional Service Shares		31,122
Shareholder services fee--Institutional Shares		227,812
Shareholder services fee--Institutional Service Shares		31,122
Share registration costs		22,846
Printing and postage		12,201
Insurance premiums		725
Miscellaneous		5,616

TOTAL EXPENSES		916,212

Waivers:
Waiver of investment adviser fee	$(137,228)
Waiver of distribution services fee--Institutional Service Shares	(31,122)
Waiver of shareholder services fee--Institutional Shares	(227,812)

TOTAL WAIVERS		(396,162)

Net expenses			520,050

Net investment income			4,000,472

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(447,800)
Net change in unrealized appreciation of investments			361,292

Net realized and unrealized loss on investments			(86,508)

Change in net assets resulting from operations			$3,913,964

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2001	Year Ended 6/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,000,472	$7,853,782
Net realized loss on investments and futures contracts	(447,800)	(231,229)
Net change in unrealized appreciation of investments and futures contracts	361,292	4,390,033

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,913,964	12,012,586

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,550,076)	(7,218,656)
Institutional Service Shares	(450,396)	(635,126)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,000,472)	(7,853,782)

Share Transactions:
Proceeds from sale of shares	61,969,251	63,282,565
Net asset value of shares issued to shareholders in payment of distributions declared	1,526,591	3,391,329
Cost of shares redeemed	(29,498,062)	(68,289,537)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,997,780	(1,615,643)

Change in net assets	33,911,272	2,543,161

Net Assets:
Beginning of period	188,876,213	186,333,052

End of period	$222,787,485	$188,876,213

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended June 30,
	12/31/2001	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.27	$10.03	$10.20	$10.29	$10.26	$10.24
Income From Investment Operations:
Net investment income	0.20	0.44	0.43	0.44	0.44	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	0.00	0.24	(0.17)	(0.09)	0.03	0.02

TOTAL FROM INVESTMENT OPERATIONS	0.20	0.68	0.26	0.35	0.47	0.46

Less Distributions:
Distributions from net investment income	(0.20)	(0.44)	(0.43)	(0.44)	(0.44)	(0.44)

Net Asset Value, End of Period	$10.27	$10.27	$10.03	$10.20	$10.29	$10.26

Total Return[2]	1.98%	6.90%	2.65%	3.39%	4.68%	4.59%

Ratios to Average Net Assets:

Expenses	0.47%[3]	0.47%	0.47%	0.47%	0.47%	0.46%

Net investment income	3.90%[3]	4.32%	4.29%	4.21%	4.28%	4.30%

Expense waiver/reimbursement[4]	0.38%[3]	0.40%	0.37%	0.37%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$200,872	$167,025	$172,051	$202,226	$184,903	$210,169

Portfolio turnover	11%	58%	31%	19%	33%	50%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended June 30,
	12/31/2001	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.27	$10.03	$10.20	$10.29	$10.26	$10.24
Income From Investment Operations:
Net investment income	0.19	0.41	0.41	0.41	0.42	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.00	0.24	(0.17)	(0.09)	0.03	0.02

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.65	0.24	0.32	0.45	0.44

Less Distributions:
Distributions from net investment income	(0.19)	(0.41)	(0.41)	(0.41)	(0.42)	(0.42)

Net Asset Value, End of Period	$10.27	$10.27	$10.03	$10.20	$10.29	$10.26

Total Return[2]	1.86%	6.64%	2.39%	3.13%	4.41%	4.33%

Ratios to Average Net Assets:

Expenses	0.72%[3]	0.72%	0.72%	0.72%	0.72%	0.71%

Net investment income	3.62%[3]	4.08%	4.03%	3.97%	4.05%	4.05%

Expense waiver/reimbursement[4]	0.38%[3]	0.40%	0.37%	0.37%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$21,915	$21,851	$14,282	$21,767	$11,367	$6,758

Portfolio turnover	11%	58%	31%	19%	33%	50%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2001 (unaudited)

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

As required, effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. Prior to July 1, 2001, the Fund did not amortize discounts on short and long-term debt securities. The cumulative effect of this accounting change had no material reclassification effects to the components of net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $5,122,837 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$1,189,491

2004	$ 2,597,123

2005	$ 170,193

2008	$ 541,582

2009	$ 624,448

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2001 the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Month Ended 12/31/2001		Year Ended 6/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,830,628	$49,841,589	4,006,638	$40,727,511
Shares issued to shareholders in payment of distributions declared	117,330	1,212,238	295,132	2,999,450
Shares redeemed	(1,662,685)	(17,168,506)	(5,178,752)	(52,577,699)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,285,273	$33,885,321	(876,982)	$(8,850,738)

	Six Month Ended 12/31/2001		Year Ended 6/30/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,173,780	$12,127,662	2,219,082	$22,555,054
Shares issued to shareholders in payment of distributions declared	30,426	314,353	38,544	391,879
Shares redeemed	(1,198,916)	(12,329,556)	(1,552,641)	(15,711,838)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,290	$112,459	704,985	$7,235,095

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,290,563	$33,997,780	(171,997)	$(1,615,643)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will reimburse, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended on December 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $137,820,000 and $65,065,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six-month period ended December 31, 2001, were as follows:

Purchases	$53,643,518

Sales	$21,647,812

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8020108 (2/02)